Discontinued Operations (Details) - Schedule of Financial Performance - Discontinued operations [member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations (Details) - Schedule of Financial Performance [Line Items]
Revenue		$ 229	$ 627
Expenses		924	5,227
Loss before taxes on income		(695)	(4,600)
Gain from sale of discontinued operations	82
Taxes on income
Profit (loss) from discontinued operations, net of tax	$ 82	$ (695)	$ (4,600)
Basic loss per share from discontinued operations (in Dollars per share)	$ 0	$ (0.03)	$ (0.17)